                                    FORM 13F

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                               FORM 13F COVER PAGE

          Report for the Calendar Year or Quarter Ended: March 31, 2003
             Check here if Amendment [_]; Amendment Number: ________
                        This Amendment (Check only one):
                              [_] is a restatement
                              [_] adds new holding entries

Institutional Investment Manager Filing this Report:

Name:     Staro Asset Management, L.L.C.
Address:  3600 South Lake Drive
          St. Francis, Wisconsin 53235-3716

Form 13F File Number: 28-5806

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules. lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Colin M. Lancaster
Title:    General Counsel
Phone:    (414) 294-7000

Signature, Place and Date of Signing:

/s/ Colin M. Lancaster           St. Francis, Wisconsin       December 3, 2003
---------------------------    ---------------------------    ----------------
(Signature)                    (City, State)                  (Date)

Report Type (Check only one):

[X] 13F HOLDINGS REPORT: (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE: (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT: (Check here if a portion of the holding for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: None


                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:          0

Form 13F Information Table Entry Total:     126

Form 13F Information Table Value Total:     $37,500
                                            --------------------------
                                            (thousands)

Information for which the institutional investment manager filing this report is requesting confidential treatment has been omitted and filed separately with the Securities and Exchange Commission.

List of Other Included Managers:            None

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                                                     FORM 13F INFORMATION TABLE
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         Column 1:            Column 2:  Column 3:  Column 4:            Column 5:            Column 6: Column 7:      Column 8:
                                                                ---------------------------
         Name of              Title of    CUSIP                  Shares or   Shares/   Put/  Investment  Other     Voting Authority
                                                                                                                  ------------------
         Issuer                Class      Number      Value      Principal  Prn. Amt.  Call  Discretion Managers  Sole  Shared  None
                                                     (X$1000)     Amount
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
------------------------------------------------------------------------------------------------------------------------------------
Aflac Inc                     Common     001055102         $308       9,600  SH                Sole                X
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Action Performance Cos Inc    Common     004933107         $250      11,800  SH                Sole                X
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Affiliated Computer
 Services Inc                 Common     008190100         $204       4,600  SH                Sole                X
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Affiliated Managers Group     Common     008252108         $320       7,700  SH                Sole                X
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Agilent Technologies Inc      Common     00846U101         $184      14,000  SH                Sole                X
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Alaska Air Group Inc          Common     011659109         $265      16,900  SH                Sole                X
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Albertson's Inc               Common     013104104         $226      12,000  SH                Sole                X
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Alcoa Inc                     Common     013817101         $349      18,000  SH                Sole                X
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American Greetings            Common     026375105         $204      15,600  SH                Sole                X
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Apogent Technologies Inc      Common     03760A101         $357      24,500  SH                Sole                X
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Archer-Daniels-Midland Co     Common     039483102         $259      24,000  SH                Sole                X
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Autozone Inc                  Common     053332102         $488       7,100  SH                Sole                X
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BJ's Wholesale Club Inc       Common     05548J106         $153      13,500  SH                Sole                X
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BMC Software Inc              Common     055921100         $341      22,600  SH                Sole                X
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Ball Corp                     Common     058498106         $412       7,400  SH                Sole                X
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Barr Laboratories Inc         Common     068306109         $274       4,800  SH                Sole                X
------------------------------------------------------------------------------------------------------------------------------------
Baxter International Inc      Common     071813109         $487      26,100  SH                Sole                X
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Boeing Co/The                 Common     097023105         $451      18,000  SH                Sole                X
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Bristol-Myers Squibb Co       Common     110122108         $349      16,500  SH                Sole                X
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Campbell Soup Co              Common     134429109         $458      21,800  SH                Sole                X
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KCARMAX INC                   Common     143130102         $437      30,000  SH                Sole                X
------------------------------------------------------------------------------------------------------------------------------------
Charles River Laboratories
 International Inc            Common     159864107         $209       8,200  SH                Sole                X
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Coach Inc                     Common     189754104         $498      13,000  SH                Sole                X
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Colonial BancGroup Inc/The    Common     195493309         $180      16,000  SH                Sole                X
------------------------------------------------------------------------------------------------------------------------------------
Community Health Systems Inc  Common     203668108         $320      15,600  SH                Sole                X
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Computer Associates
 International Inc            Common     204912109         $283      20,700  SH                Sole                X
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Constellation Energy
 Group Inc                    Common     210371100         $421      15,200  SH                Sole                X
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

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
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
------------------------------------------------------------------------------------------------------------------------------------
Convergys Corp                Common     212485106         $288      21,800  SH                Sole                X
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Coors (Adolph)                Common     217016104         $238       4,900  SH                Sole                X
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DPL Inc                       Common     233293109         $150      12,000  SH                Sole                X
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DaVita Inc                    Common     23918K108         $214      10,300  SH                Sole                X
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Deere & Co                    Common     244199105         $267       6,800  SH                Sole                X
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Dow Chemical Co/The           Common     260543103         $318      11,500  SH                Sole                X
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Du Pont EI de
 Nemours & Co                 Common     263534109         $470      12,100  SH                Sole                X
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DUANE READE INC               Common     263578106         $128      10,100  SH                Sole                X
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Duke Energy Corp              Common     264399106         $348      23,900  SH                Sole                X
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Eastman Kodak Co              Common     277461109         $355      12,000  SH                Sole                X
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Edison International          Common     281020107         $300      21,900  SH                Sole                X
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Entercom Communications
 Corp                         Common     293639100         $290       6,600  SH                Sole                X
------------------------------------------------------------------------------------------------------------------------------------
Equifax Inc                   Common     294429105         $486      24,300  SH                Sole                X
------------------------------------------------------------------------------------------------------------------------------------
Exelon Corp                   Common     30161N101         $222       4,400  SH                Sole                X
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Federated Department
 Stores                       Common     31410H101         $241       8,600  SH                Sole                X
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Fluor Corp                    Common     343412102         $495      14,700  SH                Sole                X
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Forest Oil Corp               Common     346091705         $392      17,600  SH                Sole                X
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Gap Inc/The                   Common     364760108         $345      23,800  SH                Sole                X
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Group 1 Automotive Inc        Common     398905109         $231      10,800  SH                Sole                X
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Halliburton Co                Common     406216101         $498      24,000  SH                Sole                X
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Harman International
 Industries Inc               Common     413086109         $451       7,700  SH                Sole                X
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IMS Health Inc                Common     449934108         $187      12,000  SH                Sole                X
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ITT Industries Inc            Common     450911102         $214       4,000  SH                Sole                X
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Idacorp Inc                   Common     451107106         $280      12,300  SH                Sole                X
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Imation Corp                  Common     45245A107         $290       7,800  SH                Sole                X
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International Game
 Technology                   Common     459902102         $303       3,700  SH                Sole                X
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International Rectifier
 Corp                         Common     460254105         $236      12,000  SH                Sole                X
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

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
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
------------------------------------------------------------------------------------------------------------------------------------
Investment Technology
 Group Inc                    Common     46145F105         $225      16,100  SH                Sole                X
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Iron Mountain Inc             Common     462846106         $230       6,000  SH                Sole                X
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Johnson Controls Inc          Common     478366107         $290       4,000  SH                Sole                X
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Kimberly-Clark Corp           Common     494368103         $223       4,900  SH                Sole                X
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KROGER CO                     Common     501044101         $363      27,600  SH                Sole                X
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L-3 Communications
 Holdings Inc                 Common     502424104         $129       3,200  SH                Sole                X
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LaBranche & Co Inc            Common     505447102         $300      16,300  SH                Sole                X
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Legg Mason Inc                Common     524901105         $112       2,300  SH                Sole                X
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Lehman Brothers
 Holdings Inc                 Common     524908100         $243       4,200  SH                Sole                X
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Limited Brands                Common     532716107         $447      34,700  SH                Sole                X
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Loews Corp                    Common     540424108         $295       7,400  SH                Sole                X
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Longs Drug Stores Corp        Common     543162101         $171      11,400  SH                Sole                X
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Lyondell Chemical Co          Common     552078107         $167      12,000  SH                Sole                X
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Mandalay Resort
 Group                        Common     562567107         $276      10,000  SH                Sole                X
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Manor Care Inc                Common     564055101         $302      15,700  SH                Sole                X
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McKesson Corp                 Common     58155Q103         $247       9,900  SH                Sole                X
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MeadWestvaco Corp             Common     583334107         $216       9,500  SH                Sole                X
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Meridian Gold Inc             Common     589975101         $255      27,000  SH                Sole                X
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Merrill Lynch &
 Co Inc                       Common     590188108         $283       8,000  SH                Sole                X
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Monsanto Co                   Common     61166W101         $207      12,600  SH                Sole                X
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Moore Ltd                     Common     615785102         $251      24,000  SH                Sole                X
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NCR Corp                      Common     62886E108         $220      12,000  SH                Sole                X
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National Semiconductor
 Corp                         Common     637640103         $204      12,000  SH                Sole                X
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Nicor Inc                     Common     654086107         $208       7,600  SH                Sole                X
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NISOURCE INC                  Common     65473P105         $206      11,300  SH                Sole                X
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Nucor Corp                    Common     670346105         $431      11,300  SH                Sole                X
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PG&E Corp                     Common     69331C108         $280      20,800  SH                Sole                X
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

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
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
------------------------------------------------------------------------------------------------------------------------------------
PMI Group Inc/The             Common     69344M101         $212       8,300  SH                Sole                X
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PPG Industries Inc            Common     693506107         $496      11,000  SH                Sole                X
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PPL Corp                      Common     69351T106         $203       5,700  SH                Sole                X
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Pall Corp                     Common     696429307         $262      13,100  SH                Sole                X
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Pediatrix Medical Group Inc   Common     705324101         $201       8,000  SH                Sole                X
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JC Penney Co Inc Holding Co   Common     708160106          $12         600  SH                Sole                X
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Pepsi Bottling Group Inc      Common     713409100         $373      20,800  SH                Sole                X
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Pioneer Natural
 Resources Co                 Common     723787107         $520      20,700  SH                Sole                X
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Pittston Brink's
 Group                        Common     725701106         $200      14,400  SH                Sole                X
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Potash Corp of
 Saskatchewan                 Common     73755L107         $204       3,300  SH                Sole                X
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Praxair Inc                   Common     74005P104         $496       8,800  SH                Sole                X
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Procter & Gamble Co           Common     742718109         $249       2,800  SH                Sole                X
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Quiksilver Inc                Common     74838C106         $306      10,000  SH                Sole                X
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RJ Reynolds Tobacco
 Holdings Inc                 Common     76182K105         $500      15,500  SH                Sole                X
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Robert Half
 International Inc            Common     770323103         $319      24,000  SH                Sole                X
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Rockwell Automation Inc       Common     773903109         $346      16,700  SH                Sole                X
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Roper Industries Inc          Common     776696106         $384      13,300  SH                Sole                X
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SLM CORP                      Common     78442P106         $233       2,100  SH                Sole                X
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SPX Corp                      Common     784635104         $290       8,500  SH                Sole                X
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Safeway Inc                   Common     786514208         $494      26,100  SH                Sole                X
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Scotts Co/The                 Common     810186106         $420       8,100  SH                Sole                X
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Sears Roebuck and Co          Common     812387108         $507      21,000  SH                Sole                X
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Sierra Health Services        Common     826322109         $237      18,400  SH                Sole                X
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SMUCKER J M CO COM            Common     832696405         $273       7,800  SH                Sole                X
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Southwest Airlines Co         Common     844741108         $217      15,100  SH                Sole                X
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Sovereign Bancorp Inc         Common     845905108          $30       2,200  SH                Sole                X
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Spinnaker Exploration Co      Common     84855W109         $379      19,500  SH                Sole                X
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

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
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
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Storage Technology Corp       Common     862111200         $358      17,700  SH                Sole                X
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Temple-Inland Inc             Common     879868107         $359       9,600  SH                Sole                X
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Tenet Healthcare Corp         Common     88033G100         $220      13,200  SH                Sole                X
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Thor Industries Inc           Common     885160101         $263      10,500  SH                Sole                X
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Tribune Co                    Common     896047107         $293       6,500  SH                Sole                X
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Tyco International Ltd        Common     902124106         $154      12,000  SH                Sole                X
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Valassis
 Communications Inc           Common     918866104         $504      19,100  SH                Sole                X
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Varian Medical
 Systems Inc                  Common     92220P105         $259       4,800  SH                Sole                X
------------------------------------------------------------------------------------------------------------------------------------
Vintage Petroleum Inc         Common     927460105         $119      12,500  SH                Sole                X
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Wachovia Corp                 Common     929903102         $405      11,900  SH                Sole                X
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Waters Corp                   Common     941848103         $506      23,900  SH                Sole                X
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Watson Pharmaceuticals Inc    Common     942683103         $325      11,300  SH                Sole                X
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Winn-Dixie Stores Inc         Common     974280109         $287      21,700  SH                Sole                X
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Winnebago Industries          Common     974637100         $291      10,700  SH                Sole                X
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Worthington Industries        Common     981811102         $242      20,300  SH                Sole                X
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Fresh Del Monte Produce       Common     G36738105          $75       4,900  SH                Sole                X
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INGERSOLL-RAND CO COM         Common     G4776G101         $232       6,000  SH                Sole                X
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PARTNERRE LTD                 Common     G6852T105         $548      10,900  SH                Sole                X
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